Deferred taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Taxes And Contributions
Schedule of deferred taxes

	December 31, 2022	December 31, 2021
Deferred income tax assets
Provisions	560,404	503,374
Pension obligations - G1	141,606	150,577
Donations of underlying asset on concession agreements	46,088	47,589
Credit losses	199,363	183,963
Other	171,798	127,092
Total deferred tax assets	1,119,259	1,012,595

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(353,817)	(368,235)
Capitalization of borrowing costs	(457,669)	(404,931)
Profit on supply to government entities	(346,650)	(353,262)
Actuarial gain/loss – G1 Plan	(93,561)	(109,271)
Construction margin	(43,323)	(46,079)
Borrowing costs	(13,517)	(14,556)
Total deferred tax liabilities	(1,308,537)	(1,296,334)

Deferred tax assets (liabilities), net	(189,278)	(283,739)

Schedule of realization

	December 31, 2022	December 31, 2021
Deferred income tax assets
to be realized within 12 months	318,965	280,373
to be realized after one year	800,294	732,222
Total deferred tax asset	1,119,259	1,012,595
Deferred income tax liabilities
to be realized within 12 months	(25,746)	(31,777)
to be realized after one year	(1,282,791)	(1,264,557)
Total deferred tax liabilities	(1,308,537)	(1,296,334)
Deferred tax liability, net	(189,278)	(283,739)

Schedule of changes

Deferred income tax assets	December 31, 2021	Variação líquida	December 31, 2022
Provisions	503,374	57,030	560,404
Pension obligations - G1	150,577	(8,971)	141,606
Donations of underlying asset on concession agreements	47,589	(1,501)	46,088
Credit losses	183,963	15,400	199,363
Other	127,092	44,706	171,798
Total	1,012,595	106,664	1,119,259

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(368,235)	14,418	(353,817)
Capitalization of borrowing costs	(404,931)	(52,738)	(457,669)
Profit on supply to governmental entities	(353,262)	6,612	(346,650)
Actuarial (gain)/loss – G1	(109,271)	15,710	(93,561)
Construction margin	(46,079)	2,756	(43,323)
Borrowing costs	(14,556)	1,039	(13,517)
Total	(1,296,334)	(12,203)	(1,308,537)

Deferred tax liabilities, net	(283,739)	94,461	(189,278)

Deferred income tax assets	December 31, 2020	Net change	December 31, 2021
Provisions	436,445	66,929	503,374
Pension obligations - G1	154,498	(3,921)	150,577
Donations of underlying asset on concession agreements	50,142	(2,553)	47,589
Credit losses	155,719	28,244	183,963
Other	134,932	(7,840)	127,092
Total	931,736	80,859	1,012,595

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(388,675)	20,440	(368,235)
Capitalization of borrowing costs	(390,211)	(14,720)	(404,931)
Profit on supply to governmental entities	(356,513)	3,251	(353,262)
Actuarial (gain)/loss – G1	(48,979)	(60,292)	(109,271)
Construction margin	(48,843)	2,764	(46,079)
Borrowing costs	(19,231)	4,675	(14,556)
Total	(1,252,452)	(43,882)	(1,296,334)

Deferred tax liabilities, net	(320,716)	36,977	(283,739)

Deferred income tax assets	December 31, 2019	Net change	December 31, 2020
Provisions	366,673	69,772	436,445
Pension obligations - G1	157,998	(3,500)	154,498
Donations of underlying asset on concession agreements	51,818	(1,676)	50,142
Credit losses	145,622	10,097	155,719
Other	183,147	(48,215)	134,932
Total	905,258	26,478	931,736

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(408,732)	20,057	(388,675)
Capitalization of borrowing costs	(409,236)	19,025	(390,211)
Profit on supply to governmental entities	(372,289)	15,776	(356,513)
Actuarial (gain)/loss – G1	(54,222)	5,243	(48,979)
Construction margin	(83,399)	34,556	(48,843)
Borrowing costs	(11,376)	(7,855)	(19,231)
Total	(1,339,254)	86,802	(1,252,452)

Deferred tax liabilities, net	(433,996)	113,280	(320,716)

	December 31, 2022	December 31, 2021	December 31, 2020

Opening balance	(283,739)	(320,716)	(433,996)
Net change in the year:
- corresponding entry to the income statement	78,751	97,269	108,037
- corresponding entry to valuation adjustments to equity (Note 22)	15,710	(60,292)	5,243

Total net change	94,461	36,977	113,280
Closing balance	(189,278)	(283,739)	(320,716)

Reconciliation of the effective tax rate

	December 31, 2022	December 31, 2021	December 31, 2020

Profit before income taxes	4,272,750	3,170,156	1,326,002
Statutory rate	34%	34%	34%

Estimated expense at the statutory rate	(1,452,735)	(1,077,853)	(450,841)
Tax benefit of interest on equity	284,920	200,073	126,604
Permanent differences
Provision – Law 4,819/1958 – G0 (i)	(26,786)	(22,640)	(37,675)
Donations	(16,588)	(16,723)	(8,672)
Other differences	59,706	52,856	17,900

Income tax and social contribution	(1,151,483)	(864,287)	(352,684)

Current income tax and social contribution	(1,230,234)	(961,556)	(460,721)
Deferred income tax and social contribution	78,751	97,269	108,037
Effective rate	27%	27%	27%

(i)	Permanent difference related to the provision for actuarial liability (Note 22 (ii) and (v)).